PGIM TIPS Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.2%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	07/15/26	295	$275,549
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	7,077	6,105,877
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/31	3,267	2,755,579
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/32	476	392,413
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/51	1,392	728,071
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	3,079	2,965,488
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	02/15/50	2,800	1,551,831
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	4,544	4,222,868
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	3,547	3,255,082
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	12,456	11,851,360
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	2,430	1,677,843
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	4,260	3,071,593
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	235	161,649
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	6,195	5,704,185
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	134	92,304
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	220	158,680
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	1,745	1,219,869
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250	04/15/28	844	798,239
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	07/15/33	1,198	1,083,316
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	8,052	7,892,563
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	298	278,257
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	1,438	1,337,350
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	98	96,536
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	845	836,299
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	1,237	1,235,309
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	11,243	11,902,283
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	38	39,606

Total Long-Term Investments (cost $79,318,184)				71,689,999

PGIM TIPS Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $173,358)(wb)	173,358	$173,358

TOTAL INVESTMENTS 99.4% (cost $79,491,542)		71,863,357
Other assets in excess of liabilities 0.6%		400,067

Net Assets 100.0%		$72,263,424

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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